DEBT - Maturities of Long-term Debt (Q2) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
July through December 2021	$ 9,196,648
2022	11,171,882	$ 23,091,541
2023	22,203,304	20,873,759
2024	31,562,644	25,642,649
2025	28,970,205	24,599,437
2026	26,484,106	30,781,473
Thereafter	56,169,973	57,959,579
Total principal	185,758,762	182,948,438
Plus unamortized mortgage premium, net of unamortized discount	390,426	447,471
Less: unamortized deferred financing costs	(1,683,279)	(1,491,715)
Net principal	184,465,909	$ 181,904,194
Credit Facility
Debt Instrument [Line Items]
July through December 2021	3,000,000
2022	0
2023	0
2024	0
2025	0
2026	0
Thereafter	0
Total principal	3,000,000
Plus unamortized mortgage premium, net of unamortized discount	0
Less: unamortized deferred financing costs	(110,697)
Net principal	2,889,303
Mortgage Notes Payable
Debt Instrument [Line Items]
July through December 2021	6,196,648
2022	11,171,882
2023	22,203,304
2024	31,562,644
2025	28,970,205
2026	26,484,106
Thereafter	56,169,973
Total principal	182,758,762
Plus unamortized mortgage premium, net of unamortized discount	390,426
Less: unamortized deferred financing costs	(1,572,582)
Net principal	$ 181,576,606